Accumulated Other Comprehensive Income (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Accumulated Other Comprehensive Income (Textual) [Abstract]
Tax effect on the equity securities	$ 241	$ 13	$ (14)
Tax effect related to employee benefit plans	915	11	(302)
Tax effect on derivatives and hedges	$ (90)	$ 54	$ 78